Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Dreyfus Institutional Liquidity Funds
Entity Central Index Key	0001717375
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000195671 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury And Agency Liquidity Money Market Fund
Class Name	Dreyfus Treasury And Agency Liquidity Money Market Fund
Trading Symbol	DTLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury and Agency Liquidity Money Market Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dreyfus Treasury and Agency Liquidity Money Market Fund	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Net Assets	$ 9,316,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 8,408,424
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$9,316	9	$8,408,424

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Allocation of Holdings (Based on Net Assets)